Incorporated herein by reference is a supplement to the prospectus of MFS Municipal Income Fund (Classes A1 & B1), a series of MFS Municipal Series Trust (File No. 2-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No 0000912938-12-000362).